LOANS (Tables)	12 Months Ended
Dec. 31, 2021
LOANS [Abstract]
Short-term and Long-term Loans
Short-term and long-term loans as of December 31, 2021 and 2020 comprise the following:

	2021	2020
Current Loans
2018 Notes Interest	551,898	689,346
Leasing (Note 21)	628,707	724,624
Total Current loans	1,180,605	1,413,970
Non Current Loans
2018 Notes	49,004,951	61,161,618
Leasing (Note 21)	2,393,806	3,641,637
Total non current loans	51,398,757	64,803,255
Total (1)	52,579,362	66,217,225

(1)	As of December 31, 2021 and 2020, it is net of Notes repurchase of Ps 2,302,366 and Ps. 2,233,474, respectively.
(2)	Net of issuance expenses of Ps. 52,683 and Ps. 113,602 as of December 31, 2021 and 2020, respectively.

Activity of Loans
The activity of the loans as of December 31, 2021 and 2020 is the following:

	2021		2020
	Leases liabilities	Other payables	Leases liabilities	Other payables
Beginning balance	4,366,261	61,850,964	4,885,463	64,124,789
Inflation adjustment restatement	(1,624,395)	(23,100,500)	(1,924,738)	(18,908,348)
Accrued interest	291,753	3,758,762	365,787	4,174,649
Effect of foreign exchange effect	888,236	11,342,907	1,735,430	20,762,265
VAT unpaid installments	13,456	-	16,617	-
Notes repurchase result	-	414,204	-	(602,794)
Payment of loans	-	-	-	(2,043,917)
Principal payments of lease liabilities(1)	(597,517)	-	(288,252)	-
Cost of repurchase of notes	-	(959,594)	-	(1,509,131)
Interest paid(2)	(315,281)	(3,749,894)	(424,046)	(4,146,549)
Ending balance	3,022,513	49,556,849	4,366,261	61,850,964

(1)	For the years ended on December 31, 2021 and 2020, Ps. 597,517 and Ps. 288,252 respectively were cancelled through the offseting of debit balances maintained with the creditor (Pampa Energía).
(2)	For the years ended on December 31, 2021 and 2020, Ps. 315,281 and Ps. 424,046, respectively, were cancelled through the offseting of debit balances maintained with the creditor (Pampa Energía).

Maturities of Current and Non-Current Loans
The maturities of the current and non-current loans as of December 31, 2021 are as follows, not including issuance expenses:

		To due
	Due at 12/31/2021	From 1/01/2022 to 12/31/2022	From 1/01/2023 to 12/31/2023	From 1/01/2024 to 12/31/2024	From 1/01/2025 to 12/31/2025	From 1/01/2026 onwards	Total
2018 Notes	-	551,898	-	-	49,004,951	-	49,556,849
Financial Leasing	77,433	551,274	597,499	647,668	702,049	446,590	3,022,513
Total	77,433	1,103,172	597,499	647,668	49,707,000	446,590	52,579,362

Future Minimum Lease Payments and Present Book Value
The following table sets reconciliation between the total of future minimum lease payments as of December 31, 2021, and their present book value:

12/31/2021
As of 12/31/2022	845,777
From 1/01/2023 to 12/31/2023	768,448
From 1/01/2024 to 12/31/2024	768,448
From 1/01/2025 to 12/31/2025	768,448
From 1/01/2026 onwards	459,056
Total minimum future payments	3,610,177
Future financial charges on financial leases	(587,664)
Book Value financial leases	3,022,513

Conditions of 2018 Notes
On May 2, 2018, within the framework of the 2017 Program, the Company issued the 2018 Notes according to the following characteristics:

2018 Notes
Amount in U.S.$	500,000,000
Interest Rate	6.75% annual
Issuance price	99.725%

	Scheduled payment date	Percentage of the principal to be paid
Amortization	May 2, 2025	100%
Frequency of interest payment	Semiannual, payable on May 2 and November 2 of each year.
Guarantor	None

Details of Pre-export Finance
On November 5, 2019, the Company agreed with Itaú Unibanco S.A. the granting of a loan for US $ 17 million in order to pre-finance the exports of propane, butane and natural gasoline made. The characteristics of this loan are as follows:

Amount in US$	17,000,000
Interest Rate	LIBOR + 1.95%
	Scheduled payment date	Percentage of the principal to be paid
Amortization	March 4, 2020	100%
Frecuency of interest payment	Monthly, payable on December 4, 2019, January 6, 2020, February 4, 2020 and March 4, 2020
Guarantor	US Treasury bills *